Remuneration of the Company's key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Management Board
Remuneration of the Company's key management personnel
Short-term benefits	€ 3,757	€ 3,067	€ 3,098
Termination benefits	1,871
Share-based payments	4,300	6,689	12,673
Total	9,928	9,756	15,771
Supervisory Board
Remuneration of the Company's key management personnel
Short-term benefits	674	669	646
Share-based payments	652	478	566
Total	€ 1,326	€ 1,147	€ 1,212